Performance Management	Aug. 11, 2025
BondBloxx USD High Yield Bond Industrial Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund's inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund's inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2024
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best Quarter: 6.57% (December 31, 2023) Worst Quarter: (9.20)% (June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	6.57%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(9.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	7.24%	4.78%
Return After Taxes	4.28%	2.00%
Return After Taxes and Sale of Fund Shares	4.23%	2.41%
ICE Diversified US Cash Pay High Yield Core Industrial Index (reflects no deduction for fees, expenses, or taxes)	7.50%	5.26%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2024
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best Quarter: 8.35% (September 30, 2024) Worst Quarter: (10.58)% (June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.35%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.58%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	6.74%	2.51%
Return After Taxes	3.25%	(0.54)%
Return After Taxes and Sale of Fund Shares	3.88%	0.55%
ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index (reflects no deduction for fees, expenses, or taxes)	7.07%	2.87%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Healthcare Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2024
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best Quarter: 8.02% (December 31, 2023) Worst Quarter: (12.47)% (June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.02%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.47%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	9.47%	2.68%
Return After Taxes	6.42%	(0.40)%
Return After Taxes and Sale of Fund Shares	5.55%	0.65%
ICE Diversified US Cash Pay High Yield Healthcare Index (reflects no deduction for fees, expenses, or taxes)	9.73%	3.17%

Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Healthcare Sector ETF [Default Label]
Prospectus [Line Items]
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2024
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best Quarter: 7.79% (December 31, 2023) Worst Quarter: (10.08)% (June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.79%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.08%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	8.24%	4.67%
Return After Taxes	5.14%	1.80%
Return After Taxes and Sale of Fund Shares	4.81%	2.28%
ICE Diversified US Cash Pay High Yield Financial & REIT Index (reflects no deduction for fees, expenses, or taxes)	8.51%	5.13%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Energy Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2024
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best Quarter: 5.01% (December 31, 2023) Worst Quarter: (8.36)% (June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(8.36%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	7.22%	5.78%
Return After Taxes	4.22%	2.98%
Return After Taxes and Sale of Fund Shares	4.23%	3.19%
ICE Diversified US Cash Pay High Yield Energy Index (reflects no deduction for fees, expenses, or taxes)	7.45%	6.35%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2024
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best Quarter: 7.05% (December 31, 2023) Worst Quarter: (10.93)% (June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(10.93%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	7.58%	4.29%
Return After Taxes	4.68%	1.53%
Return After Taxes and Sale of Fund Shares	4.43%	2.04%
ICE Diversified US Cash Pay High Yield Consumer Cyclical Index (reflects no deduction for fees, expenses, or taxes)	7.74%	4.73%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2024
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best Quarter: 7.45% (December 31, 2023) Worst Quarter: (7.65)% (June 30, 2022)
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.45%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.65%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance [Table]
	1 Year	Since Inception (02/15/2022)
Return Before Taxes	6.00%	3.98%
Return After Taxes	3.31%	1.48%
Return After Taxes and Sale of Fund Shares	3.51%	1.93%
ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index (reflects no deduction for fees, expenses, or taxes)	6.26%	4.36%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund acquired the assets and liabilities of the Predecessor Fund, following the reorganization of the Predecessor Fund with and into the Fund on September 18, 2023. Prior to the reorganization, the Predecessor Fund was advised by another investment adviser, had a different investment objective and policies, and was a passively managed fund that sought to track the performance of the Markit iBoxx Liquid Leveraged Loan Index. The Predecessor Fund’s performance for the periods prior to the reorganization is not shown.

The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.bondbloxxetf.com or by calling (800) 896-5089 (toll free).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s shares for each full calendar year since the Fund’s inception. The table below shows how the average annual total returns of the Fund’s shares for the periods shown compare to those of a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns (%) as of December 31, 2024
Bar Chart [Table]

Bar Chart Closing [Text Block]	The Fund’s best and worst calendar quarters Best Quarter: 7.05% (December 31, 2023) Worst Quarter: 0.14% (December 31, 2024)
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.05%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.14%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for the period ended December 31, 2024)
Performance [Table]
	1 Year	Since Inception (9/18/2023)
Return Before Taxes	7.35%	10.36%
Return After Taxes	4.35%	7.02%
Return After Taxes and Sale of Fund Shares	4.29%	6.46%
ICE BofA US Cash Pay High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	8.04%	11.15%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	www.bondbloxxetf.com
Performance Availability Phone [Text]	(800) 896-5089